Annual Total Returns[BarChart] - ProShares Ultra SmallCap600 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.91%)	30.40%	93.39%	7.81%	(7.35%)	52.69%	23.28%	(21.59%)	41.23%	(1.39%)